Deferred Taxation - Schedule of Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred Taxation [Abstract]
Gross deferred tax assets	$ 117,457	$ 55,008
Deferred tax credited to profit or loss	15,531	65,211
Exchange realignment	3,247	(2,762)
Gross deferred tax assets	$ 136,235	$ 117,457